Transfers of Financial Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2011 Transaction	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2009 2009-A Securitization [Member]	Dec. 31, 2009 2009-A Securitization [Member]	Dec. 31, 2009 2009-A Securitization [Member] Principal Only Strip [Member]	Dec. 31, 2009 2009-A Securitization [Member] Interest Only Strip [Member]	Dec. 31, 2009 2009-B Securitization [Member]	Dec. 31, 2009 2009-B Securitization [Member] Principal Only Strip [Member]	Dec. 31, 2009 2009-B Securitization [Member] Interest Only Strip [Member]	Dec. 31, 2009 2009-A Amendment Securitization [Member]	Dec. 31, 2011 2003-A Securitization [Member]
Transfers of Financial Assets (Textual) [Abstract]
Cash proceed from Securitization of VOI notes receivable					$ 125			$ 166			$ 9
Securitization proceeds used to terminate prior securitizations		93										10
Gain or loss on securitization included in vacation ownership and residential sales and services	703	538	523	(2)				19			4
Amount of securitized value of interest notes receivable	210	300		181				200
Obligation to receive cash flows from VIE	44	43
Retained Interests In Transfer							1	31	22	9
Cash flow from substitutions					44	43
Transfers of Financial Assets (Additional Textual) [Abstract]
Number of securitization transactions in which company has variable interest	5
Principal amount of repurchased or replaced defaulted VOI notes receivable	31	38
Amount Of New Notes Securitized	200
Charge related to termination of securitization		5
Net cash proceeds from securitization after termination of securitization and associated deal costs	177	180
Percentage of credit losses on the related VOI notes receivable and QSPE fixed rate interest expense		100.00%
Net gains after replacement of the defaulted VOI notes receivable with new VOI			$ 3